TRADE RECEIVABLES, CONTRACT ASSETS, OTHER RECEIVABLES, DEPOSITS AND PREPAYMENT (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Trade Receivables Contract Assets Other Receivables Deposits And Prepayment
Trade receivables of written off		$ 4,314